INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Current income tax expense	$ 1,144	$ 27
Deferred income tax recovery	3,440	412
Total income tax expense (recovery)	$ 4,584	$ 439